Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2024 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	25,486	26,407
Carrying amount | $	$ 5,193	$ 4,394
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	6,324	6,243
Carrying amount | $	$ 1,299	$ 1,051
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	8,762	9,593
Carrying amount | $	$ 1,788	$ 1,603
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	6,170	6,068
Carrying amount | $	$ 1,267	$ 1,022
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	1,972	2,109
Carrying amount | $	$ 405	$ 355
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,258	2,394
Carrying amount | $	$ 434	$ 363